Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year Customer Contract	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Short-term investments in banking product	$ 479,173	$ 296,003
Gain on fair value change of derivative instruments	891
Number of foreign exchange forward contracts	4
Estimated useful lives of finite lived intangible assets, minimum	3
Estimated useful lives of finite lived intangible assets, maximum	12
Value added tax (VAT) percentage	17.00%	17.00%	17.00%
Amount of tax collected from customers on behalf of the tax authority	60,379	47,031	45,470
Value added tax (VAT) refund percentage	14.00%	14.00%	14.00%
Amount of VAT refund	21,525	17,690	24,746
Shipping and handling costs	18,189	13,979	8,330
Subsidies recognized as other income	1,960	5,093	11,690
Capitalized software development costs	14,040	8,837	4,645
Advertising expenses	1,727	1,348	1,063
Customer who contributed for 10% or more of the Company's net revenues	0
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Land Use Rights | Minimum
Significant Accounting Policies [Line Items]
Land use right estimated useful life	20
Land Use Rights | Maximum
Significant Accounting Policies [Line Items]
Land use right estimated useful life	50
Restricted Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Annual Interest rate on investments			4.779%
Short-term Investments | onward lending
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	7.00%	5.00%
Short-term investments		219,661
Short-term investments in banking product	143,899
Short-term Investments | Group Eleven
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	7.00%
Short-term investments in banking product	$ 331,817